Cash flow information (Tables)	12 Months Ended
Jun. 30, 2024
Cash flow information
Schedule of cash flows generated
	Note	06.30.2024	06.30.2023	06.30.2022
Profit for the year		93,980	290,458	504,586
Adjustments for:
Income tax	23	(61,872)	(270,180)	15,833
Amortization and depreciation	27	10,573	9,987	9,890
Gain from disposal of trading properties		(3,808)	(11,112)	-
Loss from disposal of property, plant and equipment		1,822	2,505	(65)
Realization of currency translation adjustment		-	(1,588)	-
Net loss/ (gain) from fair value adjustment of investment properties		348,674	191,996	(132,817)
Loss from disposal of subsidiary and associates		1,365	-	-
Financial results, net		(184,344)	(42,410)	(243,815)
Provisions and allowances		20,126	67,664	17,182
Share of (profit)/ loss of associates and joint ventures	8	(32,953)	(5,869)	1,562
Management fees		7,866	17,683	33,388
Changes in net realizable value of agricultural products after harvest		(7,174)	9,431	16,007
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(24,059)	(25,535)	(149,615)
Gain from disposal of farmlands		(52,612)	(55,825)	(44,088)
Changes in operating assets and liabilities:
(Increase) / decrease in inventories		(24,055)	(8,991)	1,650
(Increase) / decrease in trading properties		(655)	342	713
Decrease in biological assets		65,701	83,379	186,441
Decrease in trade and other receivables		100,191	42,462	36,666
Decrease in trade and other payables		(167,868)	(127,409)	(53,047)
(Decrease) / increase in salaries and social security liabilities		(9,646)	2,512	609
Decrease in provisions		(615)	(294)	(2,307)
Decrease in lease liabilities		(8,986)	(13,709)	(15,259)
Net variation in derivative financial instruments		5,396	(368)	977
Decrease in right of use assets		32	11	-
Net cash generated from operating activities before income tax paid		77,079	155,140	184,491

Schedule of detail of significant non-cash transactions
	06.30.2024	06.30.2023	06.30.2022
Increase in investment properties through an increase in trade and other payables	-	531	1,482
Decrease in investment properties through an increase in property, plant and equipment	12,434	3,195	39,709
Currency translation adjustment and other comprehensive results from associates and joint ventures	29,475	11,719	70,857
Other changes in shareholders' equity	18,969	28,337	1,921
Increase of non-convertible notes through a decrease in non-convertible notes	-	240,536	82,208
Decrease in lease liabilities through a decrease in trade and other receivables	50	-	22
Decrease in property, plant and equipment through an increase in investment properties	5,114	17,198	9,285
Increase in shareholders' equity through an increase in investment properties	5,863	4,425	-
Increase in deferred income tax liabilities through a decrease in shareholders' equity	1,532	1,278	2,995
Decrease in trading properties through an increase in intangible assets	-	4,726	-
Decrease in property, plant and equipment through an increase in shareholders' equity	-	988	7,312
Decrease in investment properties through an increase in investment in financial assets	-	290	-
Decrease in investment in financial assets through a decrease in trade and other payables	-	1,367	-
Increase in investment in financial assets through a decrease in trade and other receivables	284	2,211	-
Increase in property, plant and equipment through an increase in trade and other payables	9,781	28,017	-
Decrease in property, plant and equipment through an increase in trade and other receivables	2,075	11,064	126
Increase in investment in financial assets through an increase in borrowings	498	-	-
Decrease in shareholders' equity through a decrease in investment in financial assets	102,617	9,422	-
Increase in right of use assets through an increase in lease liabilities	35,228	35,719	7,888
Increase in investment in associates and joint ventures through a decrease in trade and other receivables	-	115	-
Increase in intangible assets through a decrease in investment properties	27,412	-	-
Increase in intangible assets through an increase in trade and other payables	7,895	-	97
Increase in intangible assets through an increase in payroll and social security liabilities	-	-	208
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	5,396	19	178
Decrease in investment properties through an increase in trade and other receivables	3,021	-	-
Increase in investment in associates and joint ventures through a decrease in investments in financial assets	-	-	7,293
Increase in investment properties through a decrease in trading properties	-	2,149	-
Decrease in intangible assets through an increase in trading properties	-	546	-
Decrease in intangible assets through an increase in investment properties	-	197	-
Decrease in borrowings through a decrease in trade and other receivables	-	-	3,533
Decrease in borrowings through a decrease in trading properties	-	1,256	-
Increase in investment properties through a decrease in trade and other receivables	-	171	-
Increase in investment in associates and joint ventures through a decrease in borrowings	-	-	33
Barter transaction of investment properties	704	-	25,141
Cancellation of non-convertible notes in portfolio	-	-	68,583
Decrease in shareholders' equity through an increase in trade and other payables	6,647	710	-
Increase in group of assets held for sale through a decrease in property, plant and equipment	2,596	-	-
Increase in borrowings through a decrease in trade and other payables	376	-	-
Increase in shareholders' equity through a decrease in trade and other payables	997	-	-
Decrease in shareholders' equity through a decrease in trade and other receivables	4,163	6,297	-